Schedule of future minimum payments under contractual financial obligations (Details) $ in Thousands	Jul. 31, 2019 CAD ($)
Commitments And Contingencies [Line Items]
Annual minimum payments payable	$ 192,230
2020
Commitments And Contingencies [Line Items]
Annual minimum payments payable	93,647
2021
Commitments And Contingencies [Line Items]
Annual minimum payments payable	7,332
2022
Commitments And Contingencies [Line Items]
Annual minimum payments payable	5,804
2023
Commitments And Contingencies [Line Items]
Annual minimum payments payable	5,259
2024
Commitments And Contingencies [Line Items]
Annual minimum payments payable	4,970
Thereafter
Commitments And Contingencies [Line Items]
Annual minimum payments payable	$ 75,218